Net revenues - summary of revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Sales of goods	€ 103,019	€ 104,990	€ 102,029
Services provided	3,961	3,871	2,182
Contract revenues	672	958	935
Lease installments from assets sold with a buy-back commitment	362	394	421
Interest income of financial services activities	173	199	163
Total Net revenues	€ 108,187	€ 110,412	€ 105,730